PRIME OBLIGATIONS PORTFOLIOS

SUMMARY PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

PRIME OBLIGATIONS PORTFOLIOS — GFS SHARES

SUPPLEMENT DATED AUGUST 12, 2014 TO

SUMMARY PROSPECTUS DATED APRIL 1, 2014

Shareholders of the Portfolio have approved a new management agreement, effective July 31, 2014, between the Portfolio and its investment adviser to provide the Portfolio with investment advisory and administration services under a single agreement and fee structure.

Effective July 31, 2014, the information under the sections entitled “Fees and Expenses of the Portfolio” and “Example” on page 1 of the Summary Prospectus is amended and restated as follows to reflect new total annual portfolio operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold GFS Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
GFS Shares
Management Fees	0.13%
Other Expenses	0.04%
Transfer Agent Fees	0.02%
Service Agent Fees	None
Other Operating Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.17%
Expense Reimbursement(2)	(0.02)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.15%

(1)	The expense information in the table has been restated to reflect current fees.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.15%. This contractual limitation may not be terminated before April 1, 2016 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc. serves as transfer agent, custodian and sub-administrator to the Portfolio.

The following Example is intended to help you compare the cost of investing in GFS Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
GFS Shares	$15	$53	$94	$215

Please retain this Supplement with your Summary Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northernfunds.com/institutional	NIF SPT GFS (8/14)

NORTHERN INSTITUTIONAL FUNDS SUMMARY PROSPECTUS

NORTHERN INSTITUTIONAL FUNDS

Prime Obligations Portfolio

Summary Prospectus | April 1, 2014	Ticker: GFS Shares (NPOXX)

Before you invest, you may want to review the Portfolio’s complete Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s complete Prospectus and other information about the Portfolio online at www.northerninstitutionalfunds.com/resources/prospecti.html. You can also get this information at no cost by calling 800-637-1380 or by sending an e-mail request to northern-funds@ntrs.com. If you purchase shares of the Portfolio through a financial intermediary (such as a bank or a broker-dealer), the complete Prospectus and other information are also available from your financial intermediary. The Portfolio’s complete Prospectus and Statement of Additional Information, both dated April 1, 2014, as supplemented, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

INVESTMENT OBJECTIVE

The Portfolio is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
GFS Shares
Management Fees	0.15%
Other Expenses	0.12%
Administration Fees	0.10%
Service Agent Fees	None
Other Operating Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.27%
Fee Waiver and Expense Reimbursement(1)	(0.12)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	0.15%

(1)

Northern Trust Investments, Inc. has contractually agreed to limit the management fees charged to the Portfolio to 0.10% of the Portfolio’s average daily net assets; and to reimburse certain expenses of the Portfolio (including the administration fee, but excluding the investment advisory fee and transfer agency fee; servicing fees; extraordinary expenses such as taxes, interest, and indemnification expenses; acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of Northern Institutional Funds and membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum) to the extent the Portfolio’s “Other Expenses” exceed 0.05%. These contractual limitations may not be terminated before April 1, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc. serves as transfer agent, custodian and sub-administrator to the Portfolio.

EXAMPLE

The following Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
GFS Shares	$15	$75	$140	$331

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including:

■	Obligations of U.S. banks (including obligations of foreign branches of such banks);

■	Obligations of foreign commercial banks;

■	Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

■	Corporate bonds, notes, paper and other instruments that are of high quality;

■	Asset-backed securities and asset-backed commercial paper;

■	Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;

■	Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;

■	Repurchase agreements; and

■	Municipal securities issued or guaranteed by state or local governmental bodies.

NIF SUM GPO (4/14)	SUMMARY PROSPECTUS	1	PRIME OBLIGATIONS PORTFOLIO

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

During extraordinary market conditions and interest rate environments, all or any portion of the Portfolio’s assets may be uninvested and will therefore not generate income. The Portfolio may not achieve its investment objective during this time.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Portfolio’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards or other factors.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s GFS Shares from year to year.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s web site at www.northerninstitutionalfunds.com or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (GFS SHARES)*

* For the period shown in the bar chart above, the highest quarterly return was 0.03% in the fourth quarter of 2012, and the lowest quarterly return was 0.00% in the fourth quarter of 2013.

PRIME OBLIGATIONS PORTFOLIO	2	SUMMARY PROSPECTUS

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2013)

	Inception Date	1-Year	Since Inception
GFS Shares	5/10/11	0.05%	0.06%

The 7-day yield for GFS Shares of the Portfolio as of December 31, 2013: 0.02%. For the current 7-day yield call 800-637-1380 or visit www.northerninstitutionalfunds.com.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

GFS Shares of the Portfolio are offered exclusively to U.S. registered investment company clients of The Northern Trust Company’s (“TNTC”) Global Fund Services Division (“GFS”). You may purchase or sell (redeem) GFS Shares of the Portfolio only through the automatic “sweep” made available by TNTC to investors in GFS Shares. The automatic sweep moves uninvested cash balances in one or more of your custody accounts with TNTC into and out of GFS Shares of the Portfolio on a daily basis pursuant to the terms and conditions of your custody accounts with TNTC. The minimum initial investment in GFS Shares is $50 million. There is no minimum for subsequent investments. Contact your GFS representative for more information on the automatic sweep arrangement, including information on opening an account and buying or selling GFS Shares of the Portfolio.

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

SUMMARY PROSPECTUS	3	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO	4	SUMMARY PROSPECTUS